Average Annual Total Returns		12 Months Ended	46 Months Ended				57 Months Ended		58 Months Ended		60 Months Ended	94 Months Ended				108 Months Ended				112 Months Ended				120 Months Ended	124 Months Ended		208 Months Ended	267 Months Ended	297 Months Ended	312 Months Ended	372 Months Ended	396 Months Ended	411 Months Ended	432 Months Ended	536 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Arabian Markets & Africa IMI Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	5.66%	[1]							5.28%			5.25%	[2]									3.31%
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		6.27%	6.10%	[1]							5.49%			5.32%	[2]									3.38%
Combined Index Portfolio Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.27%	6.10%	[1]							5.49%			5.50%	[2]									3.55%
Lipper Emerging Markets Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		6.21%			(3.43%)	[4]					1.81%	4.29%	[5]											3.39%
MSCI EAFE Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%							12.96%	[6]	4.73%											5.53%	[7]	5.20%	6.04%	[8]
Lipper International Multi-Cap Core Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		5.34%									4.50%													5.00%	5.67%	[9]
S&P Global Ex-U.S. BMI Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	0.95%	[10]							4.14%							6.13%	[11]					5.00%
S&P Global ex-U.S. Small Cap Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		1.38%	(0.99%)	[10]							3.05%							5.47%	[11]					5.02%
Lipper International Small/Mid-Cap Growth Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		1.67%			(1.85%)	[12]					2.35%					5.20%	[13]							5.05%
MSCI All Country World Index ex USA Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%							11.90%	[14]	4.10%											5.57%	[15]	4.80%
MSCI All Country World Index ex USA Growth Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		5.07%							9.76%	[14]	3.44%									5.93%	[15]			5.35%
Lipper International Multi-Cap Growth Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		3.25%					8.76%	[16]			3.34%									5.63%	[17]			5.20%
MSCI EAFE Value Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		5.68%							15.07%	[6]	5.09%											4.78%	[7]	4.31%
Lipper International Multi-Cap Value Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		3.63%					12.44%	[18]			4.47%									4.84%	[19]			4.34%
TOPIX Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		7.67%	1.08%	[20]							4.37%			5.50%	[21]									6.24%
MSCI Japan Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	1.06%	[20]							4.81%			5.89%	[21]									6.25%
Lipper Japanese Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		11.19%			2.95%	[22]					5.35%	6.54%	[23]											7.23%
MSCI Emerging Markets Latin America Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		(26.38%)	1.24%	[24]							(3.36%)			0.24%	[25]									0.34%
Lipper Latin American Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		(18.37%)			2.01%	[26]					(1.76%)	2.40%	[27]											1.99%
MSCI All Country Asia ex Japan Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		11.96%	(4.86%)	[28]							2.57%							6.20%	[29]					4.54%
Lipper Pacific Ex Japan Funds Average
Prospectus [Line Items]
Average Annual Return, Percent		7.45%			(6.30%)	[30]					1.48%					5.66%	[31]							4.07%
T. Rowe Price Africa & Middle East Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.32%									6.66%													3.70%
Performance Inception Date																											Sep. 04, 2007
T. Rowe Price Africa & Middle East Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.48%									5.63%													2.80%
T. Rowe Price Africa & Middle East Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.99%									4.96%													2.65%
T. Rowe Price Africa & Middle East Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		5.43%									6.91%			6.60%
Performance Inception Date														Mar. 06, 2017
T. Rowe Price Africa & Middle East Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		6.68%	9.29%
Performance Inception Date			Feb. 22, 2021
T. Rowe Price International Disciplined Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		1.65%									3.12%													4.96%
Performance Inception Date																									Aug. 22, 2014
T. Rowe Price International Disciplined Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.26%									1.53%													3.70%
T. Rowe Price International Disciplined Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.32%									2.03%													3.64%
T. Rowe Price International Disciplined Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		1.83%									3.34%			5.38%
Performance Inception Date														Mar. 06, 2017
T. Rowe Price International Disciplined Equity Fund - Advisor Clas
Prospectus [Line Items]
Average Annual Return, Percent		1.56%									3.02%													4.88%
Performance Inception Date																									Aug. 22, 2014
T. Rowe Price International Discovery Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.67%									4.01%													6.80%
Performance Inception Date																																		Dec. 30, 1988
T. Rowe Price International Discovery Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.86%									2.68%													5.68%
T. Rowe Price International Discovery Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.99%									3.21%													5.44%
T. Rowe Price International Discovery Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		3.84%									4.16%							6.75%
Performance Inception Date																		Dec. 17, 2015
T. Rowe Price International Discovery Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		4.99%	(3.91%)
Performance Inception Date			Feb. 22, 2021
T. Rowe Price International Stock Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.44%									3.37%													5.39%
Performance Inception Date																																			May 09, 1980
T. Rowe Price International Stock Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.36%									2.82%													4.66%
T. Rowe Price International Stock Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.43%									2.61%													4.21%
T. Rowe Price International Stock Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		3.59%									3.51%											5.86%
Performance Inception Date																						Aug. 28, 2015
T. Rowe Price International Stock Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.14%									3.06%													5.11%
Performance Inception Date																													Mar. 31, 2000
T. Rowe Price International Stock Fund - R Class
Prospectus [Line Items]
Average Annual Return, Percent		2.83%									2.76%													4.77%
Performance Inception Date																												Sep. 30, 2002
T. Rowe Price International Stock Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		4.32%							11.80%
Performance Inception Date									Mar. 16, 2020
T. Rowe Price International Value Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.85%									6.16%													4.61%
Performance Inception Date																														Dec. 21, 1998
T. Rowe Price International Value Equity Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.29%									5.68%													4.13%
T. Rowe Price International Value Equity Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.18%									4.87%													3.67%
T. Rowe Price International Value Equity Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		8.01%									6.37%											5.01%
Performance Inception Date																						Aug. 28, 2015
T. Rowe Price International Value Equity Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.63%									5.93%													4.36%
Performance Inception Date																												Sep. 30, 2002
T. Rowe Price International Value Equity Fund - R Class
Prospectus [Line Items]
Average Annual Return, Percent		7.33%									5.66%													4.08%
Performance Inception Date																												Sep. 30, 2002
T. Rowe Price International Value Equity Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		8.76%							17.46%
Performance Inception Date									Mar. 16, 2020
T. Rowe Price Japan Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.18%									(1.18%)													5.90%
Performance Inception Date																																Dec. 30, 1991
T. Rowe Price Japan Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.00%									(2.19%)													5.12%
T. Rowe Price Japan Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.47%									(0.88%)													4.77%
T. Rowe Price Japan Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		6.48%									(0.99%)			3.60%
Performance Inception Date														Mar. 06, 2017
T. Rowe Price Japan Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		7.44%	(8.66%)
Performance Inception Date			Feb. 22, 2021
T. Rowe Price Latin America Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(23.06%)									(4.00%)													1.19%
Performance Inception Date																															Dec. 29, 1993
T. Rowe Price Latin America Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(24.06%)									(4.99%)													0.24%
T. Rowe Price Latin America Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(12.38%)									(2.91%)													0.95%
T. Rowe Price Latin America Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		(22.72%)									(3.67%)			0.87%
Performance Inception Date														Mar. 06, 2017
T. Rowe Price Latin America Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		(21.91%)	(0.14%)
Performance Inception Date			Feb. 22, 2021
T. Rowe Price New Asia Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.97%									0.69%													4.19%
Performance Inception Date																																	Sep. 28, 1990
T. Rowe Price New Asia Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.19%									(0.10%)													3.27%
T. Rowe Price New Asia Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.80%									0.67%													3.29%
T. Rowe Price New Asia Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent		7.16%									0.83%							5.49%
Performance Inception Date																		Dec. 17, 2015
T. Rowe Price New Asia Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent		7.99%	(6.91%)
Performance Inception Date			Feb. 22, 2021

[1]	Return since 2/22/21.
[2]	Return since 3/6/17.
[3]	Combined Index Portfolio Net is an unmanaged linked performance portfolio composed of: 100% S&P IFCG Africa & Middle East Index Net (excluding Saudi Arabia and Israel) through 6/30/09 (prior to 9/1/08, the index excluded Kuwait); 100% MSCI Arabian Markets & Africa Index Net from 7/1/09 through 9/29/10; 100% S&P Emerging/Frontier ME & Africa BMI ex IL Net from 9/30/10 through 12/31/17; and 100% MSCI Arabian Markets & Africa 10/40 Investable Market Index Net from 1/1/18 forward.
[4]	Return since 2/28/21.
[5]	Return since 2/28/17.
[6]	Return since 3/16/20.
[7]	Return since 8/28/15.
[8]	Return since 3/6/17.
[9]	Return since 2/28/17.
[10]	Return since 2/22/21.
[11]	Return since 12/17/15.
[12]	Return since 2/28/21.
[13]	Return since 12/31/15.
[14]	Return since 3/16/20.
[15]	Return since 8/28/15.
[16]	Return since 3/31/20.
[17]	Return since 8/31/15.
[18]	Return since 3/31/20.
[19]	Return since 8/31/15.
[20]	Return since 2/22/21.
[21]	Return since 3/6/17.
[22]	Return since 2/28/21.
[23]	Return since 2/28/17.
[24]	Return since 2/22/21.
[25]	Return since 3/6/17.
[26]	Return since 2/28/21.
[27]	Return since 2/28/17.
[28]	Return since 2/22/21.
[29]	Return since 12/17/15.
[30]	Return since 2/28/21.
[31]	Return since 12/31/15.